Provision for tax, civil and labor losses and Judicial deposits (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		R$ 52,117	R$ 41,015
Indemnification asset	[1]	150,326	203,942
Judicial deposits		154,452	207,188
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		1,456	1,347
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		R$ 2,670	R$ 1,899

[1]	Refers to an indemnification asset of the seller (Cogna) and recognized at the date of the business combination, of the acquisition of Somos, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations in the amount of R$150,326 (R$203,942 on December 31, 2023). This asset is indexed to CDI (Certificates of Interbank Deposits).